Related Party Transactions (Detail Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Loans outstanding to related parties	$ 3,852,658	$ 4,052,339	$ 2,927,377
Deposits from related parties	$ 3,117,000	$ 2,788,000